CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	0	4,622,068,906
Ordinary shares, shares issued	0	403,750,000
Ordinary shares, shares outstanding	0	403,750,000
Series A convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.00001	$ 0.00001
Mezzanine equity, shares authorized	0	125,000,000
Mezzanine equity, shares issued	0	125,000,000
Mezzanine equity, shares outstanding	0	125,000,000
Series A-1 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.00001	$ 0.00001
Mezzanine equity, shares authorized	0	23,437,500
Mezzanine equity, shares issued	0	23,437,500
Mezzanine equity, shares outstanding	0	23,437,500
Series B convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.00001	$ 0.00001
Mezzanine equity, shares authorized	0	88,423,500
Mezzanine equity, shares issued	0	88,423,500
Mezzanine equity, shares outstanding	0	88,423,500
Series C convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.00001	$ 0.00001
Mezzanine equity, shares authorized	0	128,844,812
Mezzanine equity, shares issued	0	128,844,812
Mezzanine equity, shares outstanding	0	128,844,812
Series C-1 convertible redeemable preferred shares
Mezzanine equity, par value	$ 0.00001	$ 0.00001
Mezzanine equity, shares authorized	0	12,225,282
Mezzanine equity, shares issued	0	12,225,282
Mezzanine equity, shares outstanding	0	12,225,282
Class A ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	48,700,000,000	0
Ordinary shares, shares issued	459,090,941	0
Ordinary shares, shares outstanding	459,090,941	0
Class B ordinary shares
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	800,000,000	0
Ordinary shares, shares issued	544,552,051	0
Ordinary shares, shares outstanding	544,552,051	0